Cash and cash equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash	$ 52,888	$ 39,546
Short-term investments	11,515	56,808
Cash and cash equivalents	$ 64,403	$ 96,354	$ 154,305
Brazilian interbank deposit (percentage)	94.78%	0.00%
Short term investments yield (Percentage)	5.50%	3.98%